Share Capital - Additional Information (Detail) $ / shares in Units, $ in Millions	May 02, 2016 USD ($)	May 01, 2016	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares
Capital Unit [Line Items]
Authorized share capital | $			$ 10.0
Common Shares , authorized			1,000,000,000
Common shares, par value | $ / shares			$ 0.01	$ 0.01
Common Shares , issued			118,000,000
Common Shares, outstanding			118,000,000
Common Stock [Member]
Capital Unit [Line Items]
Stock conversion value | $	$ 9.6
Preferred Stock [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio		2.7778
Number of trading days, conversion price of common share		40 days